Document And Entity Information	Jul. 02, 2019
Document Information [Line Items]
EntityRegistrantName	FULLER H B CO
DocumentType	8-K
DocumentPeriodEndDate	Jul. 02, 2019
EntityIncorporationStateCountryCode	MN
EntityFileNumber	001-09225
EntityTaxIdentificationNumber	41-0268370
EntityAddressAddressLine1	1200 Willow Lake Boulevard, P.O. Box 64683
EntityAddressCityOrTown	St. Paul
EntityAddressStateOrProvince	MN
EntityAddressPostalZipCode	55164-0683
CityAreaCode	651
LocalPhoneNumber	236-5900
Security12bTitle	Common Stock
TradingSymbol	FUL
SecurityExchangeName	NYSE
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
AmendmentFlag	false
EntityCentralIndexKey	0000039368
EntityEmergingGrowthCompany	false